April 8, 2022
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:    Manager Directed Portfolios (the “Trust”)
(Registration Nos. 033-11371; 811-04982)
Ladies and Gentlemen:
Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of the Harbor Strategic Growth Fund (the “Existing Fund”), a series of Harbor Funds, into the Mar Vista Strategic Growth Fund (the “Acquiring Fund”), a series of the Trust (together, the “Reorganization”).
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.
If you have any questions concerning this filing, please do not hesitate to contact me at 414-287-9386.
Very truly yours,
GODFREY & KAHN, S.C.
/s/ Thomas A. Bausch
Thomas A. Bausch